additional statement of cash flow information	12 Months Ended
Dec. 31, 2021
additional statement of cash flow information
additional statement of cash flow information
31	additional statement of cash flow information

(a)Statements of cash flows – operating activities and investing activities

Years ended December 31 (millions)	Note	2021	2020
OPERATING ACTIVITIES
Net change in non-cash operating working capital
Accounts receivable		$(290)	$(231)
Inventories		(41)	30
Contract assets		(4)	298
Prepaid expenses		(44)	79
Accounts payable and accrued liabilities		289	189
Income and other taxes receivable and payable, net		(77)	(49)
Advance billings and customer deposits		62	54
Provisions		23	(100)
		$(82)	$270
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences
Capital asset additions
Gross capital expenditures
Property, plant and equipment	17	$(3,188)	$(2,672)
Intangible assets subject to amortization	18	(864)	(640)
		(4,052)	(3,312)
Additions arising from leases	17	554	530
Additions arising from non-monetary transactions		—	7
Capital expenditures	5	(3,498)	(2,775)
Effect of asset retirement obligations		171	(157)
		(3,327)	(2,932)
Other non-cash items included above
Change in associated non-cash investing working capital		401	(50)
Non-cash change in asset retirement obligation		(171)	160
		230	110
		$(3,097)	$(2,822)

(b)Changes in liabilities arising from financing activities

		Statement of cash flows		Non-cash changes
				Foreign
			Redemptions,	exchange
	Beginning	Issued or	repayments or	movement		End of
(millions)	of period	received	payments	(Note 4(i))	Other	period
YEAR ENDED DECEMBER 31, 2020
Dividends payable to holders of Common Shares	$352	$—	$(1,469)	$—	$1,520	$403
Dividends reinvested in shares from Treasury	—	—	539	—	(539)	—
	$352	$—	$(930)	$—	$981	$403
Short-term borrowings	$100	$215	$(223)	$—	$8	$100
Long-term debt
TELUS Corporation senior notes	$14,479	$1,500	$(900)	$(60)	$2	$15,021
TELUS Corporation commercial paper	1,015	1,782	(2,116)	50	—	731
TELUS Communications Inc. debentures	621	—	—	—	1	622
TELUS International (Cda) Inc. credit facility	431	1,600	(191)	(27)	(9)	1,804
Other	267	—	(319)	—	325	273
Lease liabilities	1,661	—	(365)	7	534	1,837
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	(37)	2,137	(2,109)	94	35	120
	18,437	7,019	(6,000)	64	888	20,408
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(2,137)	2,137	—	—	—
	$18,437	$4,882	$(3,863)	$64	$888	$20,408

YEAR ENDED DECEMBER 31, 2021
Dividends payable to holders of Common Shares	$403	$—	$(1,665)	$—	$1,711	$449
Dividends reinvested in shares from Treasury	—	—	620	—	(620)	—
	$403	$—	$(1,045)	$—	$1,091	$449
Short-term borrowings	$100	$12	$(2)	$—	$4	$114
Long-term debt
TELUS Corporation senior notes	$15,021	$1,250	$(1,000)	$(13)	$—	$15,258
TELUS Corporation commercial paper	731	3,585	(2,378)	(38)	—	1,900
TELUS Communications Inc. debentures	622	—	(175)	—	1	448
TELUS International (Cda) Inc. credit facility	1,804	56	(797)	(4)	3	1,062
Other	273	—	(89)	—	124	308
Lease liabilities	1,837	—	(502)	1	540	1,876
Derivatives used to manage currency risk arising from U.S. dollar- denominated long-term debt – liability (asset)	120	2,406	(2,437)	10	(95)	4
	20,408	7,297	(7,378)	(44)	573	20,856
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(2,406)	2,406	—	—	—
	$20,408	$4,891	$(4,972)	$(44)	$573	$20,856